Supplemental Financial Statement Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Inventories
Raw materials and supplies	$ 100.7	$ 95.5
Work in process	141.2	139.9
Finished products	430.5	418.0
Total inventories	672.4	653.4
Other Current Assets
Miscellaneous receivables	81.5	58.6
Deferred income tax benefits	207.0	189.2
Prepaid expenses	90.0	84.3
Value Added Tax Receivable, Current	53.5	51.9
Other	23.0	42.3
Total other current assets	455.0	426.3
Property, Plant and Equipment
Land	39.0	39.4
Buildings	278.2	297.4
Machinery and equipment	1,775.7	1,719.8
Construction in progress	75.6	71.7
Total gross property	2,168.5	2,128.3
Accumulated depreciation	(1,320.0)	(1,242.9)
Total net property, plant and equipment, net	848.5	885.4
Other Current Liabilities
Accrued advertising, promotion and allowances	70.1	96.2
Accrued Trade Allowance	101.4	87.9
Accrued salaries, vacations and incentive compensation	115.9	110.4
Income taxes payable	25.2	0
Returns reserve	52.8	48.5
Other	223.0	232.8
Total other current liabilities	588.4	575.8
Other Liabilities
Pensions and other retirement benefits	506.0	497.2
Deferred compensation	166.3	151.7
Deferred income tax liabilities	455.0	453.8
Other non-current liabilities	88.3	93.6
Total other liabilities	1,215.6	1,196.3
Supplemental Cash Flow Information [Abstract]
Interest Paid	117.5	141.8	122.1
Income Taxes Paid	113.0	206.4	131.5
Reclassified From Trade Receivables to Other Current Assets [Member]
Supplemental Cash Flow Information [Abstract]
Prior Period Reclassification Adjustment		51.9
Reclassified From Accrued Liabilities to Reducing Trade Receivables [Member]
Supplemental Cash Flow Information [Abstract]
Prior Period Reclassification Adjustment		131.9
Valuation Allowance of Deferred Tax Assets [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation Allowances and Reserves, Balance	12.6	11.0	10.3
Valuation Allowances and Reserves, Charged to Cost and Expense	0	11.4	2.7
Valuation Allowances and Reserves, Reversal of Charges to Cost and Expense	(0.8)	(4.6)	(1.3)
Valuation Allowances and Reserves, Adjustments	0.1	(5.2)	(0.7)
Valuation Allowances and Reserves, Balance	11.9	12.6	11.0
Allowance for Doubtful Accounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation Allowances and Reserves, Balance	15.9	13.2	11.3
Valuation Allowances and Reserves, Reserves of Businesses Acquired	0	0.8	0
Valuation Allowances and Reserves, Charged to Cost and Expense	2.2	4.6	4.6
Valuation Allowances and Reserves, Adjustments	(2.2)	(2.7)	(2.7)
Valuation Allowances and Reserves, Balance	$ 15.9	$ 15.9	$ 13.2